Finance Receivables - Summary of Contractual Maturities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Retail [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 17,647,440	¥ 15,048,433
Retail [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	5,276,853	4,196,724
Retail [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	3,988,650	3,482,932
Retail [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	3,338,910	2,906,322
Retail [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	2,546,568	2,235,116
Retail [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,487,397	1,404,273
Retail [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,009,062	823,066
Finance leases [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,771,102	1,511,577
Finance leases [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	639,493	540,759
Finance leases [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	482,368	415,673
Finance leases [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	367,680	303,166
Finance leases [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	198,789	171,142
Finance leases [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	68,092	69,241
Finance leases [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	14,680	11,597
Wholesale and other dealer loans [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	2,904,216	3,185,484
Wholesale and other dealer loans [Member] | Within 1 year [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	1,640,995	1,995,544
Wholesale and other dealer loans [Member] | Between 1 and 2 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	319,847	348,787
Wholesale and other dealer loans [Member] | Between 2 and 3 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	240,727	231,969
Wholesale and other dealer loans [Member] | Between 3 and 4 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	161,717	137,331
Wholesale and other dealer loans [Member] | Between 4 and 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	133,286	145,817
Wholesale and other dealer loans [Member] | Later than 5 years [Member]
Statement [Line Items]
Gross contractual amounts receivable for acquired receivables	¥ 407,643	¥ 326,037